OBLIGATIONS UNDER CAPITAL LEASE (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Years Ending December 31,
2021	$ 72,359	$ 58,585
2020		71,872
2022	51,594	45,020
2023	37,575	3,758
Total minimum lease payments	161,528	179,235
Amounts representing interest	(17,787)	(21,616)
Lease payment due	$ 143,741	$ 157,619